Loans and advances to credit institutions - Type (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Total financial assets	$ 1,773,414	$ 1,407,320
Loans and advances - Credit institutions
Financial assets
Reciprocal accounts	11,610	14,597
Time deposits	10	29
Guarantee deposits - Collateral delivered for OTC financial derivatives transactions (Note 32)	27,954	14,300
Reverse repurchase agreements	59,512	54,138
Other accounts	24,797	7,969
Total financial assets	123,883	91,033
Loans and advances - Credit institutions | Mexican peso
Financial assets
Total financial assets	94,084	73,268
Loans and advances - Credit institutions | US dollar
Financial assets
Total financial assets	29,620	17,429
Loans and advances - Credit institutions | Other currencies
Financial assets
Total financial assets	179	336
Loans and advances - Credit institutions | Mexico
Financial assets
Time deposits	$ 10	$ 29
Time deposits repricing number of days	182 days	182 days
Loans and advances - Credit institutions | Mexico | Fixed interest rate
Financial assets
Borrowings, interest rate	1.50%	1.50%